Note 6 - Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 6 - Goodwill and Intangible Assets (Details) [Line Items]
Goodwill	$ 4,559,000	$ 4,559,000
Finite-Lived Core Deposits, Gross	116,000	156,000
Core Deposits [Member]
Note 6 - Goodwill and Intangible Assets (Details) [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	280,000	240,000
Finite-Lived Intangible Asset, Useful Life	10 years
Amortization of Intangible Assets	$ 40,000	$ 40,000	$ 40,000